Significant Events after the Reporting Period (Details) - USD ($)	Jul. 02, 2025	Jun. 30, 2025
Significant events after the reporting period [Line Items]
Purchase of warrants shares	3,470,054
Offering price per share (in Dollars per share)	$ 17.5
Pre-funded warrant (in Dollars)	$ 17.4999
Exercise price per share (in Dollars per share)	$ 0.0001
Placement agent fees and offering expenses (in Dollars)	$ 105,000,000
Reissued from treasury shares		1,485,978
Ordinary shares [member]
Significant events after the reporting period [Line Items]
Number of shares issued	2,529,946	73,500,000
Ordinary shares [member] | Prefund Warrants [Member]
Significant events after the reporting period [Line Items]
Number of shares issued	2,529,946